UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-881
Columbia Funds Trust III
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	3/31/05

Date of reporting period:	12/31/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2004 (Unaudited)	Columbia Contrarian Income Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 58.3%

BASIC MATERIALS – 1.7%
Chemicals – 0.7%
Airgas, Inc.	9.125% 10/01/11	150,000	168,187
Dupont (E.I.) de Nemours & Co.	8.250% 09/15/06	100,000	108,213
Equistar Chemicals LP	10.625% 05/01/11	50,000	57,938
	Chemicals Total		334,338

Mining – 1.0%
Alcoa, Inc.
	5.375% 01/15/13	175,000	183,967
	7.375% 08/01/10	250,000	288,563
	Mining Total		472,530
	BASIC MATERIALS TOTAL		806,868

COMMUNICATIONS – 4.8%
Advertising – 0.6%
Lamar Media Corp.	7.250% 01/01/13	200,000	216,250
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(a)	50,000	59,375
	10.875% 12/15/12	25,000	29,687
	Advertising Total		305,312

Internet – 0.1%
IAC/InterActiveCorp	6.750% 11/15/05	50,000	51,364
	Internet Total		51,364

Media – 2.6%
CBS Corp.	7.150% 05/20/05	75,000	76,175
Comcast Cable Communications, Inc.
	6.200% 11/15/08	50,000	53,907
	6.875% 06/15/09	100,000	110,977
	8.375% 03/15/13	84,000	103,663
Dex Media West LLC	5.875% 11/15/11(a)	49,000	48,755
DirecTV Holdings LLC	8.375% 03/15/13	125,000	140,156
EchoStar DBS Corp.	5.750% 10/01/08	200,000	203,000
Rogers Cable, Inc.	7.875% 05/01/12	75,000	82,125
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	100,000	109,000
Viacom, Inc.	5.625% 08/15/12	325,000	346,730
	Media Total		1,274,488

Telecommunications – 1.5%
GTE South, Inc.	6.000% 02/15/08	100,000	105,031
Nextel Communications, Inc.	6.875% 10/31/13	150,000	163,875
Pacific Bell	6.250% 03/01/05	100,000	100,561

See Accompanying Notes to Financial Statements.

1

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
SBC Communications, Inc.	5.875% 02/01/12	315,000	338,527
	Telecommunications Total		707,994
	COMMUNICATIONS TOTAL		2,339,158

CONSUMER CYCLICAL – 6.0%
Auto Manufacturers – 1.3%
DaimlerChrysler NA Holding Corp.	7.300% 01/15/12	350,000	397,558
Toyota Motor Credit Corp.	5.650% 01/15/07	200,000	209,642
	Auto Manufacturers Total		607,200

Entertainment – 0.1%
Speedway Motorsports, Inc.	6.750% 06/01/13	25,000	26,375
	Entertainment Total		26,375

Home Builders – 0.3%
Toll Corp.	8.250% 12/01/11	150,000	165,750
	Home Builders Total		165,750
Housewares – 0.2%
Illinois Tool Works	6.875% 11/15/08	100,000	110,848
	Housewares Total		110,848
Lodging – 1.1%
Caesars Entertainment, Inc.	9.375% 02/15/07	125,000	137,506
Harrah’s Operating Co., Inc.	7.875% 12/15/05	100,000	104,125
MGM Mirage, Inc.
	6.000% 10/01/09	50,000	51,500
	9.750% 06/01/07	200,000	222,500
Starwood Hotels & Resorts Worldwide, Inc.	7.375% 05/01/07	25,000	26,688
	Lodging Total		542,319
Retail – 2.4%
AutoNation, Inc.	9.000% 08/01/08	25,000	28,500
McDonald’s Corp.
	5.375% 04/30/07	300,000	311,769
	6.000% 04/15/11	125,000	135,485
Target Corp.
	5.500% 04/01/07	100,000	104,453
	5.950% 05/15/06	50,000	51,811
Wal-Mart Stores, Inc.
	5.450% 08/01/06	150,000	155,071
	6.875% 08/10/09	250,000	280,630
	8.000% 09/15/06	100,000	107,563
	Retail Total		1,175,282

See Accompanying Notes to Financial Statements.

2

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Toys/Games/Hobbies – 0.6%
Hasbro, Inc.	6.150% 07/15/08	250,000	265,313
	Toys/Games/Hobbies Total		265,313
	CONSUMER CYCLICAL TOTAL		2,893,087

CONSUMER NON-CYCLICAL – 14.6%
Beverages – 2.0%
Coca-Cola Co.	5.750% 03/15/11	100,000	108,074
Coca-Cola Enterprises, Inc.
	4.375% 09/15/09	500,000	506,975
	5.375% 08/15/06	125,000	129,201
Constellation Brands, Inc.	8.125% 01/15/12	75,000	81,938
Cott Beverages, Inc.	8.000% 12/15/11	25,000	27,156
Diageo Capital PLC	7.250% 11/01/09	100,000	113,815
	Beverages Total		967,159

Commercial Services – 0.9%
Deluxe Corp.	3.500% 10/01/07(a)	210,000	207,434
Hertz Corp.	6.625% 05/15/08	50,000	52,490
Iron Mountain, Inc.	8.625% 04/01/13	200,000	212,500
	Commercial Services Total		472,424

Cosmetics/Personal Care – 2.5%
Colgate-Palmolive Co.
	3.980% 04/29/05	300,000	301,350
	5.340% 03/27/06	100,000	102,642
Gillette Co.	4.000% 06/30/05	400,000	402,280
Procter & Gamble Co.	4.000% 04/30/05	400,000	401,444
	Cosmetics/Personal Care Total		1,207,716

Food – 5.2%
Campbell Soup Co.	5.875% 10/01/08	250,000	267,325
ConAgra, Inc.	6.000% 09/15/06	250,000	260,240
General Mills, Inc.	5.125% 02/15/07	400,000	412,332
Kroger Co.	7.000% 05/01/18	100,000	114,494
Pepsi Bottling Holdings, Inc.	5.625% 02/17/09(a)	550,000	584,782
Safeway, Inc.
	5.800% 08/15/12	300,000	315,912
	6.500% 11/15/08	100,000	107,949
Sysco Corp.
	4.750% 07/30/05	350,000	353,545
	7.000% 05/01/06	100,000	104,828
	Food Total		2,521,407

Healthcare Services – 1.0%
Select Medical Corp.	9.500% 06/15/09	25,000	26,781

See Accompanying Notes to Financial Statements.

3

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
UnitedHealth Group, Inc.
	3.375% 08/15/07	200,000	199,162
	5.200% 01/17/07	250,000	258,373
	Healthcare Services Total		484,316

Household Products/Wares – 0.4%
Scotts Co.	6.625% 11/15/13	190,000	200,450
	Household Products/Wares Total		200,450

Pharmaceuticals – 2.6%
Abbott Laboratories	6.400% 12/01/06	600,000	634,908
AmerisourceBergen Corp.	8.125% 09/01/08	125,000	139,062
Eli Lilly & Co.
	5.500% 07/15/06	100,000	103,509
	6.000% 03/15/12	325,000	356,031
Omnicare, Inc.	8.125% 03/15/11	25,000	26,813
	Pharmaceuticals Total		1,260,323
	CONSUMER NON-CYCLICAL TOTAL		7,113,795

ENERGY – 3.3%
Coal – 0.1%
Peabody Energy Corp.	6.875% 03/15/13	25,000	27,125
	Coal Total		27,125

Oil & Gas – 2.0%
ChevronTexaco Capital Co.	3.500% 09/17/07	500,000	500,960
Marathon Oil Corp.	6.125% 03/15/12	300,000	326,121
Vintage Petroleum, Inc.
	7.875% 05/15/11	25,000	26,562
	8.250% 05/01/12	125,000	138,125
	Oil & Gas Total		991,768

Oil & Gas Services – 0.5%
Grant Prideco, Inc.	9.625% 12/01/07	175,000	196,000
Universal Compression, Inc.	7.250% 05/15/10	25,000	26,750
	Oil & Gas Services Total		222,750

Pipelines – 0.7%
Consolidated Natural Gas	5.375% 11/01/06	350,000	361,561
	Pipelines Total		361,561
	ENERGY TOTAL		1,603,204

		Shares	Value ($)
FINANCIALS – 20.7%
Banks – 3.3%
Bank One Corp.	6.000% 08/01/08	200,000	214,186

See Accompanying Notes to Financial Statements.

4

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Mellon Funding Corp.	6.400% 05/14/11	150,000	166,348
US Bancorp	2.750% 03/30/06	500,000	497,349
Wells Fargo & Co.
	2.570% 03/24/05(b)	500,000	499,915
	5.125% 09/01/12	250,000	259,450
	Banks Total		1,637,248

Diversified Financial Services – 13.8%
Alliance Capital Management	5.625% 08/15/06	200,000	206,862
Bear Stearns Companies, Inc.
	5.700% 01/15/07	240,000	250,034
	6.875% 10/01/05	100,000	102,797
Boeing Capital Corp.	5.650% 05/15/06	125,000	128,931
Citicorp	6.375% 11/15/08	100,000	108,919
Citigroup, Inc.
	2.635% 03/20/06(b)	500,000	500,150
	5.500% 08/09/06	100,000	103,441
Countrywide Home Loan	5.625% 05/15/07	300,000	313,248
Ford Motor Credit Co.	6.875% 02/01/06	150,000	154,594
General Electric Capital Corp.
	2.380% 02/03/06(b)	600,000	601,296
	4.250% 01/28/05	200,000	200,236
Goldman Sachs Group, Inc.
	5.700% 09/01/12	400,000	423,752
	6.875% 01/15/11	150,000	169,857
	7.800% 01/28/10	150,000	174,068
Heller Financial, Inc.	6.375% 03/15/06	100,000	103,799
HSBC Finance Corp.
	6.400% 06/17/08	250,000	270,200
	7.200% 07/15/06	100,000	105,785
International Lease Finance Corp.	3.303% 01/13/05(b)	900,000	900,135
John Deere BV	5.875% 04/06/06	150,000	154,533
John Deere Capital Corp.	5.125% 10/19/06	75,000	77,295
Lehman Brothers, Inc.	6.625% 02/15/08	350,000	379,117
Merrill Lynch & Co., Inc.	6.560% 12/16/07	250,000	270,188
SLM Corp.	2.300% 01/25/06(b)	1,000,000	1,001,760
	Diversified Financial Services Total		6,700,997

Insurance – 1.4%
Allstate Corp.	5.375% 12/01/06	350,000	362,537
Genworth Financial, Inc.	4.750% 06/15/09	200,000	205,110

See Accompanying Notes to Financial Statements.

5

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Lincoln National Corp.	6.500% 03/15/08	100,000	107,413
	Insurance Total		675,060

Investment Companies – 1.5%
Credit Suisse First Boston USA, Inc.	2.790% 02/15/07	750,000	750,998
	Investment Companies Total		750,998

Real Estate Investment Trusts – 0.1%
iStar Financial, Inc.	8.750% 08/15/08	34,000	38,722
	Real Estate Investment Trusts Total		38,722

Savings & Loans – 0.4%
Washington Mutual Bank	6.875% 06/15/11	160,000	180,342
	Savings & Loans Total		180,342

Venture Capital – 0.2%
Arch Western Finance LLC	7.500% 07/01/13	100,000	103,250
	Venture Capital Total		103,250
	FINANCIALS TOTAL		10,086,617

INDUSTRIALS – 6.0%
Aerospace & Defense – 1.1%
L-3 Communications Corp.	7.625% 06/15/12	200,000	217,500
United Technologies Corp.	4.875% 11/01/06	300,000	307,980
	Aerospace & Defense Total		525,480

Building Materials – 1.1%
Masco Corp.
	5.875% 07/15/12	400,000	430,972
	6.750% 03/15/06	75,000	78,059
	Building Materials Total		509,031

Hand/Machine Tools – 0.2%
Snap-On, Inc.	6.625% 10/01/05	90,000	92,134
	Hand/Machine Tools Total		92,134

Machinery Diversified – 0.5%
Deere & Co.	6.950% 04/25/14	200,000	232,862
Westinghouse Air Brake Technologies Corp.	6.875% 07/31/13	25,000	26,250
	Machinery Diversified Total		259,112

Miscellaneous Manufacturing – 1.2%
3M Co.	4.150% 06/30/05	375,000	377,370
Cooper Industries, Inc.	6.375% 05/08/08	50,000	53,608
Ingersoll-Rand Co.	6.250% 05/15/06	150,000	155,782
	Miscellaneous Manufacturing Total		586,760

See Accompanying Notes to Financial Statements.

6

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – 1.0%
Ball Corp.	6.875% 12/15/12	175,000	188,125
Silgan Holdings, Inc.	6.750% 11/15/13	70,000	72,450
Smurfit-Stone Container Corp.	9.750% 02/01/11	200,000	219,000
	Packaging & Containers Total		479,575

Transportation – 0.9%
Burlington Northern Santa Fe Corp.	6.750% 07/15/11	150,000	169,502
CSX Corp.	6.750% 03/15/11	100,000	110,828
Ryder System, Inc.	6.500% 05/15/05	115,000	116,176
Union Pacific Corp.	6.790% 11/09/07	50,000	53,861
	Transportation Total		450,367
	INDUSTRIALS TOTAL		2,902,459

UTILITIES – 1.2%
Electric – 0.8%
Exelon Generation Co., LLC	6.950% 06/15/11	200,000	225,662
Indiana Michigan Power Co.	6.450% 11/10/08	50,000	53,823
Kentucky Power Co.	6.450% 11/10/08	100,000	108,008
	Electric Total		387,493

Gas – 0.4%
Sempra Energy	4.750% 05/15/09	200,000	203,340
	Gas Total		203,340

	UTILITIES TOTAL		590,833
	Total Corporate Fixed-Income Bonds & Notes (cost of $27,348,325)		28,336,021

Mortgage-Backed Obligations – 33.6%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15-09/15/15	2,900,000	2,894,911
	4.500% 05/01/19-08/15/28	6,078,263	6,067,500
	5.000% 10/01/18-06/15/26	3,095,927	3,160,929
	7.000% 11/01/25-03/01/27	17,127	18,211
	7.500% 09/01/25	4,554	4,897
	8.000% 06/01/26	6,437	7,008
	9.000% 04/01/17	11,666	12,079
Federal National Mortgage Association
	4.000% 01/25/16	1,390,000	1,372,938
	4.500% 11/25/14	440,000	445,430
	5.000% 06/01/18	1,024,427	1,041,803
	9.250% 09/01/16	5,342	5,945
Government National Mortgage Association

See Accompanying Notes to Financial Statements.

7

		Par ($)	Value ($)*
Mortgage-Backed Obligations – (continued)
	5.000% 06/15/34	1,110,782	1,112,148
	6.500% 09/15/32	105,175	110,813
	7.000% 10/15/27-06/15/28	81,844	87,163
	Total Mortgage-Backed Obligations (cost of $16,301,928)		16,341,775
Government Obligations – 8.5%
FOREIGN GOVERNMENT BOND – 0.8%
Mexico Government International Bond	4.625% 10/08/08	350,000	356,125
	FOREIGN GOVERNMENT BOND TOTAL		356,125
U.S. GOVERNMENT OBLIGATIONS – 7.7%
U.S. Treasury Bond	5.375% 02/15/31	145,000	156,793
U.S. Treasury Inflation Index Notes
	2.000% 01/15/14	1,807,720	1,870,990
	3.625% 01/15/08	1,004,224	1,093,859
U.S. Treasury Notes
	1.625% 01/31/05	50,000	49,992
	4.000% 02/15/14	285,000	281,070
	4.250% 08/15/14	300,000	300,668
	U.S. GOVERNMENT OBLIGATIONS TOTAL		3,753,372

	Total Government Obligations (cost of $4,013,572)		4,109,497

	Total Investments – 100.4% (cost of $47,663,825)(c)(d)		48,787,293

	Other Assets & Liabilities, Net – (0.4)%		(180,110)

	Net Assets – 100.0%		48,607,183

Notes to Investment Portfolio:

*                                         Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)                                  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $900,346, which represents 1.8% of net assets.

See Accompanying Notes to Financial Statements.

8

(b)                                 Floating rate note. The interest rate shown reflects the rate as of December 31, 2004.

(c)                                  Cost for federal income tax purposes is $47,775,823.

(d)                                 Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$1,133,530	$(122,060)	$1,011,470

See Accompanying Notes to Financial Statements.

9

INVESTMENT PORTFOLIO

December 31, 2004 (Unaudited)	Columbia Global Equity Fund

		Shares	Value ($)
Common Stocks – 99.6%
CONSUMER DISCRETIONARY – 10.3%
Automobiles – 2.0%
	Renault SA	8,200	683,629
	Toyota Motor Corp.	33,400	1,360,035
Automobiles Total			2,043,664
Hotels, Restaurants & Leisure – 1.4%
	Carnival Corp.	8,700	501,381
	Yum! Brands, Inc.	19,000	896,420
Hotels, Restaurants & Leisure Total			1,397,801
Household Durables – 1.0%
	Funai Electric Co., Ltd.	1,600	198,488
	Koninklijke (Royal) Philips Electronics NV	10,255	271,002
	Sony Corp.	14,100	547,373
Household Durables Total			1,016,863
Leisure Equipment & Products – 0.9%
	Sankyo Co., Ltd.	16,700	841,382
Leisure Equipment & Products Total			841,382
Media – 2.9%
	Fox Entertainment Group, Inc., Class A (a)	26,100	815,886
	Liberty Media Corp., Class A (a)	30,800	338,184
	McGraw-Hill Companies, Inc.	5,600	512,624
	News Corp., Class B	13,839	265,709
	Viacom, Inc., Class B	27,800	1,011,642
Media Total			2,944,045
Specialty Retail – 2.1%
	Abercrombie & Fitch Co., Class A	11,000	516,450
	Best Buy Co., Inc.	12,000	713,040
	Staples, Inc.	26,000	876,460
Specialty Retail Total			2,105,950
CONSUMER DISCRETIONARY TOTAL			10,349,705
CONSUMER STAPLES – 8.6%
Beverages – 3.4%
	Coca-Cola Co.	19,300	803,459
	Diageo PLC	70,279	1,000,797
	PepsiCo, Inc.	30,000	1,566,000
Beverages Total			3,370,256
Food & Staples Retailing – 0.8%
	Wal-Mart Stores, Inc.	15,800	834,556
Food & Staples Retailing Total			834,556

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 0.9%
	Nestle SA, Registered Shares	3,583	935,740
Food Products Total			935,740
Household Products – 1.6%
	Colgate-Palmolive Co.	14,500	741,820
	Reckitt Benckiser PLC	26,910	811,802
Household Products Total			1,553,622
Personal Products – 1.0%
	Gillette Co.	22,300	998,594
Personal Products Total			998,594
Tobacco – 0.9%
	Altria Group, Inc.	5,900	360,490
	Japan Tobacco, Inc.	50	568,744
Tobacco Total			929,234
CONSUMER STAPLES TOTAL			8,622,002
FINANCIALS – 22.6%
Capital Markets – 2.0%
	E*TRADE Financial Corp. (a)	33,500	500,825
	Goldman Sachs Group, Inc.	3,100	322,524
	Merrill Lynch & Co., Inc.	20,600	1,231,262
Capital Markets Total			2,054,611
Commercial Banks – 13.4%
	Alpha Bank A.E.	23,768	826,092
	Barclays PLC	94,193	1,057,908
	Credit Agricole SA	10,602	318,801
	Danske Bank A/S	24,600	751,380
	Erste Bank Der oesterreichischen Sparkassen AG	6,340	337,257
	Fortis	37,215	1,025,797
	HBOS PLC	17,000	276,297
	Lloyds TSB Group PLC	60,443	547,947
	M&T Bank Corp.	2,800	301,952
	Mitsubishi Tokyo Financial Group, Inc.	77	777,333
	Mitsui Trust Holdings, Inc.	64,000	636,961
	Mizuho Financial Group, Inc.	60	300,309
	Royal Bank of Scotland Group PLC	15,115	507,544
	Skandinaviska Enskilda Banken AB, Class A	26,600	512,982
	Societe Generale	10,130	1,021,535
	SunTrust Banks, Inc.	4,100	302,908

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	US Bancorp	20,100	629,532
	Wachovia Corp.	25,743	1,354,082
	Wells Fargo & Co.	9,400	584,210
	Westpac Banking Corp.	70,434	1,072,743
	Zions Bancorporation	4,500	306,135
Commercial Banks Total			13,449,705
Diversified Financial Services – 3.2%
	Acom Co., Ltd.	6,750	502,152
	Citigroup, Inc.	21,900	1,055,142
	ING Groep NV	35,433	1,068,346
	JPMorgan Chase & Co.	15,312	597,321
Diversified Financial Services Total			3,222,961
Insurance – 3.7%
	Allianz AG, Registered Shares	2,161	285,431
	Hartford Financial Services Group, Inc.	9,600	665,376
	MetLife, Inc.	28,800	1,166,688
	Mitsui Sumitomo Insurance Co., Ltd.	25,000	216,922
	Sampo Oyj, Class A	58,200	800,838
	XL Capital Ltd., Class A	7,400	574,610
Insurance Total			3,709,865
Real Estate – 0.3%
	Sumitomo Realty & Development Co., Ltd.	19,000	246,706
Real Estate Total			246,706
FINANCIALS TOTAL			22,683,848
HEALTH CARE – 10.1%
Biotechnology – 0.3%
	Invitrogen Corp. (a)	4,300	288,659
Biotechnology Total			288,659
Health Care Equipment & Supplies – 0.9%
	Alcon, Inc.	4,400	354,640
	Medtronic, Inc.	11,000	546,370
Health Care Equipment & Supplies Total			901,010
Health Care Providers & Services – 0.7%
	WellPoint, Inc. (a)	6,700	770,500
Health Care Providers & Services Total			770,500
Pharmaceuticals – 8.2%
	Abbott Laboratories	16,900	788,385
	GlaxoSmithKline PLC	21,508	503,736
	Johnson & Johnson	32,400	2,054,808
	Merck & Co., Inc.	26,300	845,282

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Novartis AG, Registered Shares	16,150	810,350
	Pfizer, Inc.	62,000	1,667,180
	Sanofi-Aventis	6,700	533,619
	Schering AG	3,699	275,094
	Takeda Pharmaceutical Co., Ltd.	15,200	764,491
Pharmaceuticals Total			8,242,945
HEALTH CARE TOTAL			10,203,114
INDUSTRIAL – 9.6%
Aerospace & Defense – 0.5%
	United Technologies Corp.	5,100	527,085
Aerospace & Defense Total			527,085
Air Freight & Logistics – 0.7%
	United Parcel Service, Inc., Class B	7,700	658,042
Air Freight & Logistics Total			658,042
Building Products – 0.9%
	Masco Corp.	15,600	569,868
	Wienerberger AG	7,500	357,438
Building Products Total			927,306
Commercial Services & Supplies – 0.5%
	Randstad Holding NV	12,946	507,649
Commercial Services & Supplies Total			507,649
Construction & Engineering – 0.8%
	Shimizu Corp.	60,000	299,698
	Vinci SA	3,987	533,559
Construction & Engineering Total			833,257
Industrial Conglomerates – 2.1%
	General Electric Co.	26,400	963,600
	Keppel Corp., Ltd.	97,000	510,901
	Smiths Group PLC	39,800	627,028
Industrial Conglomerates Total			2,101,529
Machinery – 2.8%
	Atlas Copco AB, Class B	15,800	657,263
	Eaton Corp.	7,300	528,228
	Ingersoll-Rand Co., Ltd., Class A	6,400	513,920
	Paccar, Inc.	10,700	861,136
	Volvo AB, Class B	7,100	280,723
Machinery Total			2,841,270

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIAL – (continued)
Road & Rail – 0.3%
	Canadian National Railway Co.	5,123	311,909
Road & Rail Total			311,909
Trading Companies & Distributors – 0.5%
	Mitsubishi Corp.	39,000	502,098
Trading Companies & Distributors Total			502,098
Transportation Infrastructure – 0.5%
	BAA PLC	43,367	485,405
Transportation Infrastructure Total			485,405
INDUSTRIAL TOTAL			9,695,550
INFORMATION TECHNOLOGY – 7.4%
Communications Equipment – 1.6%
	Avaya, Inc. (a)	18,100	311,320
	Cisco Systems, Inc. (a)	44,500	858,850
	Telefonaktiebolaget LM Ericsson, Class B (a)	145,000	460,691
Communications Equipment Total			1,630,861
Computers & Peripherals – 0.9%
	Lexmark International, Inc., Class A (a)	10,900	926,500
Computers & Peripherals Total			926,500
Electronic Equipment & Instruments – 0.5%
	Agilent Technologies, Inc. (a)	19,500	469,950
Electronic Equipment & Instruments Total			469,950
IT Services – 1.0%
	Accenture Ltd., Class A (a)	21,000	567,000
	Indra Sistemas SA	26,212	446,895
IT Services Total			1,013,895
Office Electronics – 1.0%
	Canon, Inc.	18,000	971,931
Office Electronics Total			971,931
Software – 2.4%
	Microsoft Corp.	73,700	1,968,527
	Symantec Corp. (a)	17,800	458,528
Software Total			2,427,055
INFORMATION TECHNOLOGY TOTAL			7,440,192
MATERIALS – 4.2%
Chemicals – 2.5%
	BASF AG	10,219	733,122
	Linde AG	8,688	541,681
	Mitsubishi Chemical Corp.	170,000	515,628

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Syngenta AG (a)	6,835	723,001
Chemicals Total			2,513,432
Metals & Mining – 1.2%
	BHP Billiton Ltd.	62,533	749,611
	Phelps Dodge Corp.	4,400	435,248
Metals & Mining Total			1,184,859
Paper & Forest Products – 0.5%
	MeadWestvaco Corp.	15,200	515,128
Paper & Forest Products Total			515,128
MATERIALS TOTAL			4,213,419
UTILITIES – 26.8%
Diversified Telecommunication Services – 4.5%
	Belgacom SA (a)	6,112	263,263
	BT Group PLC	195,890	762,149
	France Telecom SA	20,200	666,511
	Nippon Telegraph & Telephone Corp.	81	363,544
	SBC Communications, Inc.	46,500	1,198,305
	Telecom Italia S.p.A.	3	10
	Verizon Communications, Inc.	30,000	1,215,300
Diversified Telecommunication Services Total			4,469,082
Electric Utilities – 3.7%
	E.ON AG	8,453	767,529
	Entergy Corp.	8,300	560,997
	Exelon Corp.	24,200	1,066,494
	Fortum Oyj	30,800	568,036
	Scottish Power PLC	90,295	697,862
Electric Utilities Total			3,660,918
Energy Equipment & Services – 0.6%
	Schlumberger Ltd.	9,600	642,720
Energy Equipment & Services Total			642,720
Gas Utilities – 1.1%
	Enagas SA	36,460	603,048
	TOKYO GAS Co., Ltd.	123,000	503,133
Gas Utilities Total			1,106,181
Metals & Mining – 0.7%
	Arch Coal, Inc.	10,400	369,616
	Peabody Energy Corp.	4,300	347,913
Metals & Mining Total			717,529

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities & Unregulated Power – 1.8%
	National Grid Transco PLC	79,329	754,129
	Sempra Energy	27,600	1,012,368
Multi–Utilities & Unregulated Power Total			1,766,497
Oil & Gas – 10.2%
	BP PLC	108,434	1,055,750
	ChevronTexaco Corp.	23,000	1,207,730
	ConocoPhillips	16,400	1,424,012
	EnCana Corp.	15,700	894,788
	ENI S.p.A.	48,000	1,200,776
	EOG Resources, Inc.	9,000	642,240
	Exxon Mobil Corp.	34,500	1,768,470
	Norsk Hydro ASA	3,400	267,182
	Shell Transport & Trading Co., PLC	63,390	539,430
	Total SA	5,816	1,265,958
Oil & Gas Total			10,266,336
Semiconductors & Semiconductor Equipment – 2.8%
	Altera Corp. (a)	10,800	223,560
	Analog Devices, Inc.	14,200	524,264
	KLA-Tencor Corp. (a)	12,700	591,566
	Marvell Technology Group Ltd. (a)	13,200	468,204
	Maxim Integrated Products, Inc.	8,700	368,793
	Samsung Electronics Co., Ltd., Registered Shares, GDR	1,000	219,000
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	53,738	456,236
Semiconductors & Semiconductor Equipment Total			2,851,623
Wireless Telecommunication Services – 1.4%
	NTT DoCoMo, Inc.	302	555,573
	Vodafone Group PLC	318,057	861,044
Wireless Telecommunication Services Total			1,416,617
UTILITIES TOTAL			26,897,503

	Total Common Stocks (cost of $89,898,912)		100,105,333

		Par ($)	Value ($)
Short-Term Obligations – 0.3%

	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by a U.S. Treasury Bond maturing 11/15/27, market value of $275,200 (repurchase proceeds $267,033)	267,000	267,000

	Total Short-Term Obligation (cost of $267,000)		267,000

	Total Investments – 99.9% (cost of $90,165,912)(b)(c)		100,372,333

	Other Assets & Liabilities, Net – 0.1%		78,732

	Net Assets – 100.0%		100,451,065

Notes to Investment Portfolio:

*                                         Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for the possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.  If a security is valued at a “fair value,” such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)                                  Non-income producing security.

(b)                                 Cost for federal income tax purposes is $90,165,912.

(c)                                  Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$13,731,439	$(3,525,018)	$10,206,421

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Summary of Securities by Country	Value ($)	% of Total Investments
United States*	51,620,237	51.4%
United Kingdom	11,063,438	11.0
Japan	10,672,501	10.6
France	5,023,612	5.0
Switzerland	2,823,731	2.8
Germany	2,602,857	2.6
Netherlands	2,489,717	2.5
Sweden	1,911,659	1.9
Australia	1,822,354	1.8
Finland	1,368,874	1.4
Belgium	1,289,060	1.3
Canada	1,206,697	1.2
Italy	1,200,786	1.2
Spain	1,049,943	1.0
Greece	826,092	0.8
Denmark	751,380	0.8
Austria	694,695	0.7
Singapore	510,901	0.5
Panama	501,381	0.5
Taiwan	456,236	0.5
Norway	267,182	0.3
South Korea	219,000	0.2
	$100,372,333	100.0%

* Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Item 2. Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)                                 There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust III

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 1, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 1, 2005